Organization - Summary of Operations of VIE Included in Consolidated Statements of Comprehensive Income (loss) (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	¥ 1,980,453,461	$ 287,138,761	¥ 3,921,716,406	¥ 2,052,431,752
Net income (loss)	(1,111,207,883)	(161,109,996)	(8,544,352)	3,373,420,061
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Revenues	1,980,415,725	287,133,290	3,921,688,104	2,052,431,752
Net income (loss)	¥ (1,131,232,450)	$ (164,013,288)	¥ 37,717,411	¥ 399,366,632